Investment Objectives and Goals	Jan. 31, 2026
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.